Deposits - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2023 USD ($)
Deposits From Banking Clients [Line Items]
Time deposits with residual maturity of one year or less	₨ 7,121,444.9	₨ 6,186,602.3	$ 86,646.1
Maturity of deposits		1 year
Time deposits	10,472,547.9	₨ 8,080,607.6	$ 127,418.8
Excess in time deposits	₨ 0.5
Maximum [Member]
Deposits From Banking Clients [Line Items]
Maturity of deposits	10 years
Deposit in excess of Rs. 500000
Deposits From Banking Clients [Line Items]
Time deposits	₨ 9,127,675.3	₨ 6,938,558.0